Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Summary of Movement in Goodwill Balance

The movement in goodwill balance is given below:

	Year ended March 31,
	2023		2024
Balance at the beginning of the year	₹	246,989	₹	307,970
Translation adjustment		20,335		4,206
Acquisition through Business combinations(1) (Refer to Note 7)		40,687		4,314
Disposals		(41)		(488)
Balance at the end of the year	₹	307,970	₹	316,002

(1)
Acquisition through business combinations for the years ended March 31, 2023 and 2024 is after considering the impact of ₹ 57 and ₹ (503) towards measurement period changes in the purchase price allocation of acquisitions made during the year ended March 31, 2022 and 2023, respectively.

Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach

Goodwill recognized on business combinations is allocated to Cash Generating Units (CGUs), within the IT Services operating segment, which are expected to benefit from the synergies of the acquisitions.

	Year ended March 31,
CGUs	2023		2024
Americas 1	₹	103,583	₹	104,310
Americas 2		98,081		104,134
Europe		78,459		79,596
Asia Pacific, Middle East and Africa		27,847		27,962
	₹	307,970	₹	316,002

Summary of Movement in Intangible Assets

The movement in intangible assets is given below:

	Intangible assets
	Customer-related		Marketing-related		Total
Gross carrying value:
As at April 1, 2022	₹	43,366	₹	11,428	₹	54,794
Acquisition through Business combinations (Refer to Note 7)		5,602		482		6,084
Deductions/adjustments (1)		(2,555)		(862)		(3,417)
Translation adjustment		3,400		876		4,276
As at March 31, 2023	₹	49,813	₹	11,924	₹	61,737
Accumulated amortization/ impairment:
As at April 1, 2022	₹	9,483	₹	1,756	₹	11,239
Amortization and impairment (2)		7,718		2,236		9,954
Deductions/adjustments		(2,519)		(862)		(3,381)
Translation adjustment		735		145		880
As at March 31, 2023	₹	15,417	₹	3,275	₹	18,692

Net carrying value as at March 31, 2023	₹	34,396	₹	8,649	₹	43,045

Gross carrying value:
As at April 1, 2023	₹	49,813	₹	11,924	₹	61,737
Acquisition through business combinations (Refer to Note 7)		556		390		946
Deductions/adjustments		(7,306)		(505)		(7,811)
Translation adjustment		609		163		772
As at March 31, 2024	₹	43,672	₹	11,972	₹	55,644
Accumulated amortization/ impairment:
As at April 1, 2023	₹	15,417	₹	3,275	₹	18,692
Amortization and impairment (2)(3)		9,961		1,795		11,756
Deductions/adjustments		(7,306)		(505)		(7,811)
Translation adjustment		209		50		259
As at March 31, 2024	₹	18,281	₹	4,615	₹	22,896

Net carrying value as at March 31, 2024	₹	25,391	₹	7,357	₹	32,748

(1)
Includes ₹ 36 towards measurement period adjustment in customer-related intangible in an acquisition completed during the year ended March 31, 2022.
(2)
During the year ended March 31, 2023 and 2024, a decline in the revenue and earnings estimates led to a revision of recoverable value of customer-relationship intangible assets and marketing related intangible assets recognized on business combinations. Consequently, the Company has recognized impairment charge ₹ 1,816 and ₹ 1,701 for the year ended March 31, 2023 and 2024, respectively, as part of amortization and impairment.
(3)
Due to change in estimate of useful life of customer-related intangibles in an earlier business combination, the Company has recognized additional amortization charge of ₹ 2,807 for the year ended March 31, 2024, as part of amortization and impairment.

Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition

As at March 31, 2024, the net carrying value and the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Net carrying value		Estimated remaining amortization period
Capco - customer-related intangible	₹	18,380	6.08 years
Capco - marketing-related intangible		6,415	7.08 years
Rizing		2,267	0.64 - 3.64 years
Vara Infotech Private Limited		1,013	2.5 - 5.5 years
Aggne		914	2.87 - 3.87 years
Rational Interaction, Inc.		909	2.89 years
Eximius Design, LLC		791	3.40 years
Convergence Acceleration Solutions, LLC		766	4.03 years
Edgile, LLC		731	3.75 years
Ampion Holdings Pty Ltd		504	0.35 - 3.35 years
Others		58	0.24 - 0.50 years
Total	₹	32,748